Consolidated subsidiary ( Table)	12 Months Ended
Jan. 31, 2014
Consolidated subsidiary
Consolidated subsidiary

The Company's consolidated subsidiary and/or entity is as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Nevada Tungsten Holdings Ltd.	The State of Nevada	October 30, 2012 (April 8, 2013)	100%